                     SUPPLEMENT DATED FEBRUARY 17, 2012 TO

                      PROSPECTUS DATED APRIL 29, 2005 FOR

                   FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR
                       VARIABLE LIFE INSURANCE POLICIES

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On December 9, 2011, the Board of Directors (the "Board") of GE Investments Funds, Inc. voted to liquidate and terminate the GE Investments International Equity Fund (the "Portfolio").

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON APRIL 30, 2012. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON APRIL 30, 2012 TO THE GE INVESTMENTS FUNDS, INC. - MONEY MARKET FUND.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to April 30, 2012 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

15597 SUPPL 02/17/12

SUBACCOUNTS


                            SUBACCOUNT                                    INVESTMENT OBJECTIVE
                            ------------------------------------------------------------------------------
THE ALGER PORTFOLIOS        ALGER LARGE CAP GROWTH              Seeks long-term capital appreciation.
                            PORTFOLIO -- CLASS I-2 SHARES
                            ------------------------------------------------------------------------------
                            ALGER SMALL CAP GROWTH              Seeks long-term capital appreciation.
                            PORTFOLIO -- CLASS I-2 SHARES
                            ------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE  ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of capital.
PRODUCTS SERIES FUND, INC.  INCOME PORTFOLIO -- CLASS B
                            ------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES  FEDERATED CAPITAL APPRECIATION      The Fund's investment objective is
                            FUND II -- PRIMARY SHARES           capital appreciation. This investment
                                                                objective may be changed by the Fund's
                                                                Trustees without shareholder approval.
                            ------------------------------------------------------------------------------
                            FEDERATED MANAGED VOLATILITY        Seeks high current income and
                            FUND II (FORMERLY, FEDERATED        moderate capital appreciation.
                            CAPITAL INCOME FUND II)

                            ------------------------------------------------------------------------------
                            FEDERATED HIGH INCOME BOND          Seeks high current income by
                            FUND II -- PRIMARY SHARES           investing in a diversified portfolio of
                                                                high yield, lower-rated corporate
                                                                bonds commonly referred to as "junk
                                                                bonds."
                            ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE        VIP ASSET MANAGER/SM/ PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS          INITIAL CLASS                       reduced risk over the long term by
FUND                                                            allocating its assets among stocks,
                                                                bonds, and short-term instruments.









                            ------------------------------------------------------------------------------
                            VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital appreciation.
                            INITIAL CLASS

                            ------------------------------------------------------------------------------
                            VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income. The fund
                            INITIAL CLASS                       will also consider the potential for
                                                                capital appreciation. The fund's goal is
                                                                to achieve a yield which exceeds the
                                                                composite yield on the securities
                                                                comprising the S&P 500(R) Index.
                            ------------------------------------------------------------------------------
                            VIP GROWTH PORTFOLIO -- INITIAL     Seeks to achieve capital appreciation.
                            CLASS

                            ------------------------------------------------------------------------------
                            VIP GROWTH & INCOME                 Seeks high total return through a
                            PORTFOLIO -- INITIAL CLASS          combination of current income and
                                                                capital appreciation.
                            ------------------------------------------------------------------------------
                            VIP GROWTH OPPORTUNITIES            Seeks to provide capital growth.
                            PORTFOLIO -- INITIAL CLASS

                            ------------------------------------------------------------------------------
                            VIP MID CAP PORTFOLIO -- SERVICE    Seeks long-term growth of capital.
                            CLASS 2

                            ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.

------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.

------------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

------------------------------------------------------------------------------
The Fund's investment objective is        Federated Equity Management
capital appreciation. This investment     Company of Pennsylvania
objective may be changed by the Fund's
Trustees without shareholder approval.
------------------------------------------------------------------------------
Seeks high current income and             Federated Equity Management
moderate capital appreciation.            Company of Pennsylvania
       (subadvised by Federated Investment
                                          Management Company)
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high yield, lower-rated corporate
bonds commonly referred to as "junk
bonds."
------------------------------------------------------------------------------
Seeks to obtain high total return with    Fidelity Management & Research
reduced risk over the long term by        Company (FMR) (subadvised by
allocating its assets among stocks,       Fidelity Investments Money
bonds, and short-term instruments.        Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------
Seeks to provide capital growth.          FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------


                          SUBACCOUNT                                   INVESTMENT OBJECTIVE
                          ------------------------------------------------------------------------------
                          VIP OVERSEAS PORTFOLIO -- INITIAL  Seeks long-term growth of capital.
                          CLASS

                          ------------------------------------------------------------------------------
FRANKLIN TEMPLETON        TEMPLETON FOREIGN SECURITIES       Seeks long-term capital growth. The
VARIABLE                  FUND -- CLASS 1 SHARES             fund normally invests at least 80% of
INSURANCE PRODUCTS TRUST                                     its net assets in investments of issuers
                                                             located outside the U.S., including
                                                             those in emerging markets.
                          ------------------------------------------------------------------------------
GE INVESTMENTS FUNDS,     INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
INC.                                                         with prudent investment management
                                                             and the preservation of capital.
                          ------------------------------------------------------------------------------
                          MID-CAP EQUITY FUND -- CLASS 1     Seeks long-term growth of capital and
                          SHARES/1/                          future income.
                          ------------------------------------------------------------------------------
                          MONEY MARKET FUND/2/               Seeks a high level of current income
                                                             consistent with the preservation of
                                                             capital and the maintenance of liquidity.
                          ------------------------------------------------------------------------------
                          PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                          CLASS 1 SHARES                     future income rather than current
                                                             income.
                          ------------------------------------------------------------------------------
                          REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                          CLASS 1 SHARES                     current income and capital
                                                             appreciation.
                          ------------------------------------------------------------------------------
                          S&P 500(R) INDEX FUND/3/           Seeks growth of capital and
                                                             accumulation of income that
                                                             corresponds to the investment return of
                                                             the S&P's 500 Composite Stock Index.
                          ------------------------------------------------------------------------------
                          SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                          SHARES






                          ------------------------------------------------------------------------------
                          TOTAL RETURN FUND -- CLASS 1       Seeks the highest total return
                          SHARES                             composed of current income and
                                                             capital appreciation, as is consistent
                                                             with prudent investment risk.

                          ------------------------------------------------------------------------------
                          U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                          SHARES
                          ------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE    GOLDMAN SACHS LARGE CAP VALUE      Seeks long-term capital appreciation.
INSURANCE TRUST           FUND -- INSTITUTIONAL SHARES
                          ------------------------------------------------------------------------------
                          GOLDMAN SACHS MID CAP VALUE        Seeks long-term capital appreciation.
                          FUND
                          ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FMR
         (U.K.), FRAC, FIIA, FIIA(U.K.)L,
         and FIJ)
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
-------------------------------------------------------------------------------
Seeks maximum income consistent            GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-------------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of liquidity.
-------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income rather than current
income.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-------------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
the S&P's 500 Composite Stock Index.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
         (subadvised by Palisade Capital
                                           Management L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP, Kennedy
                                           Capital Management, Inc. and
                                           SouthernSun Asset Management,
                                           Inc.)
-------------------------------------------------------------------------------
Seeks the highest total return             GE Asset Management Incorporated
composed of current income and             (subadvised by Kennedy Capital
capital appreciation, as is consistent     Management, Inc., Urdang Securities
with prudent investment risk.              Management, Inc. and Palisade
                                           Capital Management, L.L.C.)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management
         Incorporated
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
                                           L.P.
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
                                           L.P.
-------------------------------------------------------------------------------

                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /3/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                           SUBACCOUNT                                     INVESTMENT OBJECTIVE
                           --------------------------------------------------------------------------------
JANUS ASPEN SERIES         BALANCED PORTFOLIO -- INSTITUTIONAL  Seeks long-term capital growth,
                           SHARES                               consistent with preservation of capital
                                                                and balanced by current income.
                           --------------------------------------------------------------------------------
                           ENTERPRISE PORTFOLIO --              Seeks long-term growth of capital.
                           INSTITUTIONAL SHARES
                           --------------------------------------------------------------------------------
                           FLEXIBLE BOND PORTFOLIO --           Seeks to obtain maximum total return,
                           INSTITUTIONAL SHARES                 consistent with preservation of capital.
                           --------------------------------------------------------------------------------
                           FORTY PORTFOLIO -- INSTITUTIONAL     A non-diversified portfolio/1/ that seeks
                           SHARES                               long-term growth of capital.
                           --------------------------------------------------------------------------------
                           GLOBAL TECHNOLOGY                    Seeks long-term growth of capital.
                           PORTFOLIO -- SERVICE SHARES
                           --------------------------------------------------------------------------------
                           JANUS PORTFOLIO -- INSTITUTIONAL     Seeks long-term growth of capital.
                           SHARES
                           --------------------------------------------------------------------------------
                           OVERSEAS PORTFOLIO -- INSTITUTIONAL  Seeks long-term growth of capital.
                           SHARES
                           --------------------------------------------------------------------------------
                           WORLDWIDE PORTFOLIO --               Seeks long-term growth of capital.
                           INSTITUTIONAL SHARES
                           --------------------------------------------------------------------------------
LEGG MASON PARTNERS        LEGG MASON CLEARBRIDGE VARIABLE      The fund's primary investment
VARIABLE EQUITY TRUST      EQUITY INCOME BUILDER                objective is to provide a high level of
                           PORTFOLIO -- CLASS I                 current income. Long-term capital
                                                                appreciation is its secondary objective.
                           --------------------------------------------------------------------------------
                           LEGG MASON CLEARBRIDGE VARIABLE      Seeks long-term growth of capital with
                           LARGE CAP VALUE PORTFOLIO --         current income as a secondary
                           CLASS I                              objective. This objective may be
                                                                changed without shareholder approval.
                           --------------------------------------------------------------------------------
LEGG MASON PARTNERS        LEGG MASON WESTERN ASSET             Seeks to maximize total return,
VARIABLE INCOME TRUST      VARIABLE STRATEGIC BOND              consistent with the preservation of
                           PORTFOLIO -- CLASS I                 capital. This objective may be changed
                                                                without shareholder approval.

                           --------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) NEW DISCOVERY SERIES --       The fund's investment objective is to
TRUST                      SERVICE CLASS SHARES                 seek capital appreciation.
                           --------------------------------------------------------------------------------
OPPENHEIMER VARIABLE       OPPENHEIMER BALANCED FUND/           Seeks a high total investment return,
ACCOUNT FUNDS              VA -- NON-SERVICE SHARES             which includes current income and
                                                                capital appreciation.
                           --------------------------------------------------------------------------------
                           OPPENHEIMER CAPITAL                  Seeks capital appreciation by investing
                           APPRECIATION FUND/VA --              in securities of well-known,
                           NON-SERVICE SHARES                   established companies.
                           --------------------------------------------------------------------------------
                           OPPENHEIMER CORE BOND                Seeks a high level of current income.
                           FUND/VA -- NON-SERVICE SHARES        As a secondary objective, this portfolio
                                                                seeks capital appreciation when
                                                                consistent with its primary objective.
                           --------------------------------------------------------------------------------
                           OPPENHEIMER HIGH INCOME              Seeks a high level of current income
                           FUND/VA -- NON-SERVICE SHARES        from investment in high-yield, fixed-
                                                                income securities.
                           --------------------------------------------------------------------------------
                           OPPENHEIMER SMALL- & MID-CAP         Seeks capital appreciation by investing
                           GROWTH FUND/VA -- NON-SERVICE        in "growth type" companies.
                           SHARES
                           --------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks to obtain maximum total return,      Janus Capital Management LLC
consistent with preservation of capital.
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
The fund's primary investment              Legg Mason Partners Fund Advisor,
objective is to provide a high level of    LLC (subadvised by ClearBridge
current income. Long-term capital          Advisors, LLC)
appreciation is its secondary objective.
-----------------------------------------------------------------------------
Seeks long-term growth of capital with     Legg Mason Partners Fund Advisor,
current income as a secondary              LLC (subadvised by ClearBridge
objective. This objective may be           Advisors, LLC)
changed without shareholder approval.
-----------------------------------------------------------------------------
Seeks to maximize total return,            Legg Mason Partners Fund Advisor,
consistent with the preservation of        LLC (subadvised by Western Asset
capital. This objective may be changed     Management Company and Western
without shareholder approval.              Asset Management Company
                                           Limited)
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation.
-----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known,
established companies.
-----------------------------------------------------------------------------
Seeks a high level of current income.      OppenheimerFunds, Inc.
As a secondary objective, this portfolio
seeks capital appreciation when
consistent with its primary objective.
-----------------------------------------------------------------------------
Seeks a high level of current income       OppenheimerFunds, Inc.
from investment in high-yield, fixed-
income securities.
-----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in "growth type" companies.

-----------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                       ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT                            INVESTMENT OBJECTIVE                   AS APPLICABLE)
                 ----------------------------------------------------------------------------------------------------
PIMCO VARIABLE   TOTAL RETURN PORTFOLIO --    Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST  ADMINISTRATIVE CLASS SHARES  consistent with preservation of capital  Company LLC and prudent investment management.
                 ----------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                         Variable Life Service Center
                          3100 Albert Lankford Drive
                           Lynchburg, Virginia 24501

Please include your name, your policy number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

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